Disposal of a wholly-owned subsidiary (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule of disposal

The disposal was completed on September 8, 2018.

Assets and liabilities at the date of disposal:
Subscription receivable from Beijing YBF	$1,461,134
Due to a director	(3,127)
Net assets	$1,458,007
Gain on disposal	3,127
Consideration received	1,461,134

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Schedule of disposal

The disposal was completed on September 8, 2018.

Assets and liabilities at the date of disposal:
Subscription receivable from Beijing YBF	$1,461,134
Due to a director	(3,127)
Net assets	$1,458,007
Gain on disposal	3,127
Consideration received	1,461,134